CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Jan. 01, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Jan. 01, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Allowance for account receivable | ¥	¥ 20,402			¥ 21,082			¥ 8,397
Allowance for prepaid expenses and other current assets | ¥	5,794			5,919
Accrued expenses and other current liabilities	123,280	$ 17,628		104,422
Deferred revenue and customer advances	165,939	23,729	¥ 40,397	40,397		¥ 44,949
Operating lease liabilities, current	4,992	714		6,798
Operating lease liabilities, non-current	¥ 9,684	$ 1,385		¥ 4,261
Class A Ordinary Shares
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001
Common stock, shares authorized | shares	1,300,000,000	1,300,000,000		1,300,000,000
Common stock, shares issued | shares	342,229,838	342,229,838		327,406,202
Common stock, shares outstanding | shares	342,229,838	342,229,838		327,406,202
Class B Ordinary Shares
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001
Common stock, shares authorized | shares	200,000,000	200,000,000		158,453,168
Common stock, shares issued | shares	200,000,000	200,000,000		116,906,336
Common stock, shares outstanding | shares	200,000,000	200,000,000		116,906,336
VIEs
Accrued expenses and other current liabilities | ¥	¥ 39,022			¥ 20,176
Deferred revenue and customer advances | ¥	165,798			40,198
Operating lease liabilities, current | ¥	3,759			4,758
Operating lease liabilities, non-current | ¥	¥ 6,319			¥ 3,171